STOCK-BASED COMPENSATION PLANS Schedule of stock-based compensation expense (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stock-based compensation expense:
Stock-based compensation expense	$ 9,404	$ 9,347	$ 6,713
Continuing operations [Member]
Stock-based compensation expense:
Stock-based compensation expense	9,404	7,990	5,781
Discontinued operations [Member]
Stock-based compensation expense:
Stock-based compensation expense	0	1,357	932
Stock option plan [Member]
Stock-based compensation expense:
Stock-based compensation expense	2,250	2,548	2,121
Restricted stock plan [Member]
Stock-based compensation expense:
Stock-based compensation expense	7,154	6,799	4,592
Cost of goods sold [Member]
Stock-based compensation expense:
Stock-based compensation expense	519	406	304
Sales and marketing [Member]
Stock-based compensation expense:
Stock-based compensation expense	1,868	1,862	1,149
Research and development [Member]
Stock-based compensation expense:
Stock-based compensation expense	1,809	1,433	1,341
Administration [Member]
Stock-based compensation expense:
Stock-based compensation expense	$ 5,208	$ 4,289	$ 2,987